Financial Risk Management - Summary of Carrying Amount of the Different Categories of Financial Instruments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets, at amortised cost	$ 85,190	$ 107,183
Financial liabilities, at FVTPL	0	940
Financial liabilities, at amortised cost	$ 66,098	$ 249,634